INCOME TAXES - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 725,106	$ 627,586
Unrecognized losses	175,705	277,067
Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0	2,298
Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	33,213	31,322
Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	21,168	21,785
Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,211	4,158
Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,587	12,739
Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	48,690	49,174
Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	89,522	82,358
Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	55,906	74,040
Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	62,244	73,648
Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,904	80,114
Expiration Year 2033 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	132,085	34,288
No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	261,576	$ 161,662
Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	42,579
Unrecognized losses	42,579
Canadian non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2033 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	42,579
Canadian non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	288,068
Unrecognized losses	26,492
US non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2033 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	26,492
US non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	261,576
Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	394,459
Unrecognized losses	106,634
Mexican non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Mexican non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	33,213
Mexican non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	21,168
Mexican non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,211
Mexican non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,587
Mexican non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	48,690
Mexican non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	89,522
Mexican non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	55,906
Mexican non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	62,244
Mexican non-capital losses [Member] | Expiration Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	8,904
Mexican non-capital losses [Member] | Expiration Year 2033 and after [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	63,014
Mexican non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 0